Interest and Finance Costs, net (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest and Finance Costs, net [Abstract]
Interest expense	$ 33,389	$ 41,741	$ 49,701
Less: Interest capitalized	(2,384)	(1,945)	(1,758)
Interest expense, net	31,005	39,796	47,943
Interest swap cash settlements non-hedging	3,231	5,012	8,043
Bunkers swap cash settlements	997	(151)	(2,433)
Bunker put options premium	1,199	0	0
Amortization of loan fees	1,245	1,101	946
Bank charges	240	379	243
Amortization of deferred loss on termination of financial instruments	154	877	2,173
Change in fair value of non-hedging financial instruments	5,003	(6,097)	(5,339)
Net total	$ 43,074	$ 40,917	$ 51,576